Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 14, 2021	Oct. 19, 2020	May 29, 2020	Nov. 30, 2021	May 29, 2020	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021	Mar. 28, 2023	Jan. 20, 2021
Related Party Transactions (Details) [Line Items]
Aggregate price		$ 25,000
Dividend shares (in Shares)	0.2
Aggregate shares (in Shares)	6,900,000																6,900,000
Founder shares (in Shares)	900,000
Share percentage	20.00%
Forfeiture shares (in Shares)																	900,000
Common stock, per share (in Dollars per share)						$ 12						$ 12
Sponsor amount	$ 10,000
Accrued expenses						$ 30,000		$ 30,000				$ 120,000	$ 66,887	$ 115,000	$ 50,000
Administrative fees												120,000		115,000
Sponsor amount						1,465,558						651,799		135,836
Working capital						$ 1,500,000						$ 1,500,000				$ 5,622,700
Warrant price per share (in Dollars per share)						$ 1						$ 1
Services fees						$ 30,000		$ 30,000
Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses							$ 810,679			$ 810,679			66,887
Debt, interest rate				6.00%
Debt, periodic payments				$ 150,655
Notes payable													38,749,784		5,478,673
Payment for Consulting Agreement			$ 500,000
Accounts receivable, trade related parties							7,200,000			7,200,000			3,000,000		1,300,000
Accounts Payable, trade related parties							10,800,000			10,800,000			15,200,000		10,800,000
Revenue from related party transactions							6,400,000		$ 1,200,000	5,500,000	$ 1,900,000		3,900,000		2,400,000
Direct operating costs							$ 4,500,000		$ 13,100,000	$ 32,500,000	$ 39,000,000		$ 192,800,000		54,900,000
Related Party Loans [Member] | Working Capital Loans Warrant [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans outstanding
Due to Frangipani Trade Services [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt, interest rate													6.00%
Debt, periodic payments													$ 150,655
Due to Employee One [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt, periodic payments			2,500		$ 2,500
Notes payable			90,000		90,000
Due to Employee Two [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt, periodic payments			5,556		5,556
Notes payable			$ 200,000		$ 200,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor shares (in Shares)		5,750,000
Consulting Agreements [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Unamortized balances of debt													$ 282,666		$ 565,338